Trade and Other Receivables (Details) - Schedule of trade and other receivables - PEN (S/) S/ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Trade receivables [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current	[1]	S/ 73,366	S/ 100,201
Trade and other receivables, Non-current	[1]
Accounts receivable from Parent company and affiliates [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		2,212	1,171
Trade and other receivables, Non-current
Other accounts receivable [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current	[2]	1,913	12,973
Trade and other receivables, Non-current	[2]		386
Other receivables from sale of fixed assets [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		1,781	1,023
Trade and other receivables, Non-current
Loans granted [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		1,624	1,566
Trade and other receivables, Non-current		1,688	930
Interests receivables [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		1,375	408
Trade and other receivables, Non-current
Loans to employees [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		357	1,398
Trade and other receivables, Non-current
Funds restricted to tax payments [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		346
Trade and other receivables, Non-current
Indemnification from insurance [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current			231
Trade and other receivables, Non-current
Allowance for expected credit losses [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current	[3]	(5,324)	(3,747)
Trade and other receivables, Non-current	[3]
Financial assets classified as receivables[member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current	[4]	77,650	115,224
Trade and other receivables, Non-current	[4]	1,688	1,316
Value-added tax credit [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		6,443	4,956
Trade and other receivables, Non-current		3,319	3,157
Tax refund receivable [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		319	350
Trade and other receivables, Non-current		9,242	9,242
Allowance for expected credit losses [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current	[3]
Trade and other receivables, Non-current	[3]	(9,034)	(9,034)
Non-financial assets classified as receivables [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		6,762	5,306
Trade and other receivables, Non-current		3,527	3,365
Total [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		84,412	120,530
Trade and other receivables, Non-current		S/ 5,215	S/ 4,681

[1]	Trade receivables have current maturity (30 to 90 days) and those that are past-due are interest bearing.
[2]	As of December 31, 2019, it mainly included accounts receivable from a third party for the sale of regional and local public investment certificates (CIPRL) of S/9,900,000, which were charged in January 2020.
[3]	The movement of the allowance for expected credit losses is as follows:
[4]	The aging analysis of trade and other accounts receivable as of December 31, 2020 and 2019, is as follows: